Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials and manufacturing supplies	$ 197.3	$ 174.9	$ 154.2
Work in process	93.1	46.6	45.1
Finished goods	57.7	51.0	43.6
Total	$ 348.1	$ 272.5	$ 242.9